Deposits (Tables)	12 Months Ended
Mar. 31, 2017
Deposits	Deposits at March 31, 2016 and 2017 consist of the following:

	Millions of yen
	2016	2017
Time deposits	¥1,093,238	¥1,200,240
Other deposits	305,234	414,368

Total	¥1,398,472	¥1,614,608

Schedule of Time Deposits Maturity

The maturity schedule of time deposits at March 31, 2017 is as follows:

Years ending March 31,	Millions of yen
2018	¥818,840
2019	186,119
2020	82,894
2021	78,150
2022	33,737
Thereafter	500

Total	¥1,200,240